FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-3578


                       Aquila Three Peaks High Income Fund
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2006

                  Date of reporting period: March 31, 2007





Item 1. Schedule of Investments.



                       AQUILA THREE PEAKS HIGH INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2007
                                   (unaudited)

----------------------------------------------------------------------------------------------------
         Principal
           Amount          Corporate Bonds (95.9%)                                          Value(a)
-------------------------------------------------------------------------------------  -------------

                            Advertising Services (0.9%)
                           ----------------------------------------------------------
                            RH Donnelley, Inc.
      $  115,000           10.875%, 12/15/12                                          $     124,200
                                                                                       -------------

                            Aerospace/Defense (0.4%)
                            ---------------------------------------------------------
                            Armor Holdings, Inc.
          50,000            8.250%, 08/15/13                                                  52,500
                                                                                       -------------

                            Agricultural Chemicals (1.0%)
                            ---------------------------------------------------------
                            Mosaic Global Holdings, Inc.
          25,000            7.300%, 01/15/28                                                  23,375

                            Terra Capital, Inc.
         125,000            7.000%, 02/01/17, (144A)                                         124,375

                                                                                       -------------
                                                                                             147,750
                                                                                       -------------
                            Apparel Manufacturers (1.9%)
                            ---------------------------------------------------------
                            Levi Strauss & Co.
          40,000            9.750%, 01/15/15                                                  43,900

                            Phillips-Van Heusen Corp.
         165,000            8.125%, 05/01/13                                                 173,250

                            Warnaco, Inc.
          50,000            8.875%, 06/15/13                                                  53,063

                                                                                       -------------
                                                                                             270,213
                                                                                       -------------

                            Building-Heavy Construction (0.9%)
                            ---------------------------------------------------------
                            Ahern Rentals, Inc.
          125,000           9.250%, 08/15/13                                                 130,469
                                                                                       -------------

                            Cable Television (3.0%)
                            ---------------------------------------------------------
                            DIRECTV TV Holdings LLC and DIRECTV
                            Financing Company. Inc.
          400,000           8.375%, 03/15/13                                                 421,500
                                                                                       -------------

                            Casino Hotels (4.3%)
                            ---------------------------------------------------------
                            Mandalay Resort Group
          400,000           7.625%, 07/15/13                                                 398,000

                            Seminole Hard Rock Entertainment, Inc.
          210,000           7.847%, 03/15/14, (144A)                                         214,200

                                                                                       -------------
                                                                                             612,200
                                                                                       -------------

                            Casino Services (2.0%)
                            ---------------------------------------------------------
                            Herbst Gaming, Inc.
           50,000           8.125%, 06/01/12                                                  50,500

                            The Old Evangeline Downs, LLC/ Peninsula Gaming Corp.
          100,000           8.750%, 04/15/12                                                  99,250

                            Virgin River Casino Corp., RBG, LLC and BEB, Inc.
          125,000           9.000%, 01/15/12                                                 130,625

                                                                                       -------------
                                                                                            280,375
                                                                                       -------------

                            Cellular Telecommunications (1.3%)
                            ---------------------------------------------------------
                            Horizon PCS, Inc.
           30,000           11.375%, 07/15/12                                                 33,225

                            Nextel Partners, Inc.
           45,000           8.125%, 07/01/11                                                  47,004

                            Rogers Cable, Inc.
          100,000           8.485%, 12/15/10, (Floating Rate Note)                           102,000

                                                                                       -------------
                                                                                             182,229
                                                                                       -------------

                            Chemicals - Diversified (0.7%)
                            ---------------------------------------------------------
                            Lyondell Chemical Co.
           95,000           10.500%, 06/01/13                                                104,025
                                                                                       -------------

                            Chemicals - Specialty (1.5%)
                            ---------------------------------------------------------
                            Equistar Chemicals L.P.
          210,000           8.750%, 02/15/09                                                 218,925
                                                                                       -------------

                            Coal (0.2%)
                            ---------------------------------------------------------
                            CONSOL Energy, Inc.
           25,000           7.875%, 03/01/12                                                  26,625
                                                                                       -------------

                            Commercial Services (0.2%)
                            ---------------------------------------------------------
                            DynCorp International LLC/ DIC Capital Corp.
           25,000           9.500%, 02/15/13                                                  26,625
                                                                                       -------------

                            Computer Services (1.6%)
                            ---------------------------------------------------------
                            Unisys Corp.
          225,000           6.875%, 03/15/10                                                 225,000
                                                                                       -------------

                            Containers-Metal/Glass (4.6%)
                            ---------------------------------------------------------
                            Ball Corp.
          240,000           6.875%, 12/15/12                                                 242,400
           50,000           6.625%, 03/15/18                                                  49,688

                            BWAY Corp.
           15,000           10.000%, 10/15/10                                                 15,731

                            Crown Americas Capital Corp.
           85,000           7.625%, 11/15/13                                                  87,444

                            Owens-Brockway Glass Container, Inc.
          105,000           8.875%, 02/15/09                                                 107,100

                            Owens-Illinois, Inc.

          150,000           7.500%, 05/15/10                                                 152,250


                                                                                       -------------
                                                                                             654,613
                                                                                       -------------

                            Containers-Paper/Plastic (0.7%)
                            ---------------------------------------------------------
                            AEP Industries, Inc.
           100,000          7.875%, 03/15/13                                                 102,000
                                                                                       -------------

                            Diverse Operations/Commercial Services (1.8%)
                           ----------------------------------------------------------
                           Aramark Corp
          250,000          8.500%, 02/01/15, (144A)                                         260,000
                                                                                       ------------

                           Electric-Integrated (2.3%)
                           ----------------------------------------------------------
                           Mission Energy Holding
          300,000          13.500%, 07/15/08                                                327,000
                                                                                       ------------

                           Electronic- Generation  (1.3%)
                           ----------------------------------------------------------
                           AES Corp.
          175,000          8.750%, 06/15/08                                                 180,250
                                                                                       ------------

                           Energy-Alternative Sources (0.9%)
                           ----------------------------------------------------------
                           Verasun Energy Corp.
          125,000          9.875%, 12/15/12                                                 130,313
                                                                                       ------------

                           Finance - Auto Loans (1.9%)
                           ----------------------------------------------------------
                           General Motors Acceptance Corp.
          275,000          4.375%, 12/10/07                                                 271,533
                                                                                       ------------

                           Finance- Other Services (0.3%)
                           ----------------------------------------------------------
                           Alamosa Delaware, Inc.
          45,000           8.500%, 01/31/12                                                  47,650
                                                                                       ------------

                           Food-Miscellaneous/Diversified (0.2%)
                           ----------------------------------------------------------
                           Pinnacle Foods Corp.

          25,000           8.250%, 12/01/13                                                  27,189
                                                                                       ------------
                           Food-Retail (2.6%)
                           ----------------------------------------------------------
                           Albertson's, Inc.
         215,000           7.250%, 05/01/13                                                 222,103
         100,000           7.450%, 08/01/29                                                  98,373

                           Ingles Markets, Inc.
          45,000           8.875%, 12/01/11                                                  46,800

                                                                                       ------------
                                                                                           367,276
                                                                                       ------------

                           Funeral Service & Related Items (1.7%)
                           ----------------------------------------------------------
                           Carriage Services, Inc.
         180,000           7.875%, 01/15/15                                                 184,950

                           Service Corporation International
          50,000           7.700%, 04/15/09                                                  52,000

                                                                                       ------------
                                                                                            236,950
                                                                                       -------------
                           Gambling- Non-Hotel (5.7%)
                           ----------------------------------------------------------
                           Isle of Capri Casinos, Inc.
           50,000          9.000%, 03/15/12, (144A)                                          52,125

                           Mohegan Tribal Gaming Authority
          310,000          6.375%, 07/15/09                                                 308,450

                           Pinnacle Entertainment
          150,000          8.250%, 03/15/12                                                 154,500
           15,000          8.750%, 10/01/13                                                  15,938

                           Seneca Gaming Corp.
          275,000          7.250%, 05/01/12                                                 276,719

                                                                                       -------------
                                                                                            807,732
                                                                                       -------------

                            Health Care Cost Containment (0.4%)
                            ---------------------------------------------------------
                            Concentra Operating Corp.
           50,000           9.125%, 06/01/12                                                  53,375
                                                                                       -------------

                            Independent Power Producer (1.5%)
                            ---------------------------------------------------------
                            NRG Energy, Inc.
           40,000           7.250%, 02/01/14                                                  41,000
           50,000           7.375%, 01/15/17                                                  51,313

                            Reliant Energy, Inc.
          115,000           9.250%, 07/15/10                                                 121,181

                                                                                       -------------
                                                                                            213,494
                                                                                       -------------

                            Machinery-Electrical (1.9%)
                            ---------------------------------------------------------
                            Baldor Electric Co.
          250,000           8.625%, 02/15/17                                                 264,375
                                                                                       -------------

                            Machinery-Farm (1.2%)
                            ---------------------------------------------------------
                            Case New Holland, Inc.
          165,000           9.250%,  08/01/11                                                173,250
                                                                                       -------------

                            Machinery-Material Handling (0.9%)
                            ---------------------------------------------------------
                            Columbus McKinnon Corp.
          125,000           8.875%, 11/01/13                                                 132,500
                                                                                       -------------

                            Medical - Hospitals (2.1%)
                            ---------------------------------------------------------
                            HCA, Inc.
          345,000           6.500%, 02/15/16                                                 293,681
                                                                                       -------------

                            Metal-Diversified (0.2%)
                           ----------------------------------------------------------
                            Freeport McMoRan Copper & Gold, Inc.
           20,000           8.375%, 04/01/17                                                  21,625
                                                                                       -------------

                            Non-Hazardous Waste Disposal (0.5%)
                            ---------------------------------------------------------
                            Allied Waste North America, Inc.
           75,000           6.875%, 06/01/17                                                  75,188
                                                                                       -------------

                            Office Automation & Equipment (1.4%)
                            ---------------------------------------------------------
                            Xerox Capital Trust I
          200,000           8.000%, 02/01/27                                                 204,000
                                                                                       -------------

                            Oil & Gas Drilling (0.9%)
                            ---------------------------------------------------------
                            Parker Drilling Co.
          125,000           10.110%, 09/01/10, (Floating Rate Note)                          127,500
                                                                                       -------------

                            Oil Company - Exploration & Production (5.7%)
                            ---------------------------------------------------------
                            Baytex Energy Ltd.
           75,000           9.625%, 07/15/10                                                  78,750

                            Berry Petroleum Co.
           60,000           8.250%, 11/01/16                                                  59,700

                            Forest Oil Corp.
          125,000           8.000%, 06/15/08                                                 127,656

                            KCS Energy, Inc.
           30,000           7.125%, 04/01/12                                                  29,700

                            Magnum Hunter Resources, Inc.
          130,000           9.600%, 03/15/12                                                 136,175

                            Petrohawk Energy Corp.
          150,000           9.125%, 07/15/13                                                 159,750

                            PetroQuest Energy, Inc.
           75,000           10.375%, 05/15/12                                                 78,375

                            Swift Energy Co.
           30,000           7.625%, 07/15/11                                                  30,750

                            Whiting Petroleum Corp.
           50,000           7.250%, 05/01/12                                                  49,125
           55,000           7.000%, 02/01/14                                                  53,625

                                                                                        ------------
                                                                                             803,606
                                                                                        ------------

                            Oil-Field Services (0.5%)
                            ---------------------------------------------------------
                            North America Energy Partners, Inc.
           75,000           8.750%, 12/01/11                                                  76,500
                                                                                        ------------

                            Optical Supplies (0.2%)
                            ---------------------------------------------------------
                            Advanced Medical Optics, Inc.
           30,000           7.500%, 05/01/17, (144A)                                          30,225
                                                                                        ------------

                            Paper & Related Products (0.4%)
                            ---------------------------------------------------------
                            Rock-Tenn Co.
           55,000           8.200%, 08/15/11                                                 58,300
                                                                                        ------------

                            Physician Practice Management (0.3%)
                            ---------------------------------------------------------
                            US Oncology, Inc.
           40,000           9.000%, 08/15/12                                                 42,700
                                                                                       ------------

                            Pipelines (1.3%)
                            ---------------------------------------------------------
                            MarkWest Energy Partners, LP

           85,000           8.500%, 07/15/16, (144A)                                         88,613


                            Targa Resources, Inc.
           95,000           8.500%, 11/01/13, (144A)                                         96,900

                                                                                       ------------
                                                                                            185,513
                                                                                       ------------

                            Printing-Commercial (0.5%)
                            ---------------------------------------------------------
                            Valassis Communications, Inc.
           75,000           8.250%, 03/01/15, (144A)                                        73,688
                                                                                      ------------

                            Private Corrections (3.8%)
                            ---------------------------------------------------------
                            Corrections Corporation of America
          520,000           7.500%, 05/01/11                                               534,300
                                                                                      ------------

                            Publishing-Books (0.8%)
                            ---------------------------------------------------------
                            Houghton Mifflin Co.
          115,000           7.200%, 03/15/11                                               116,725
                                                                                      ------------

                           Publishing-Periodicals (2.1%)
                           ----------------------------------------------------------
                           Dex Media East LLC
           35,000          9.875%, 11/15/09                                                 36,575


                           Dex Media West LLC
          255,000          8.500%, 08/15/10                                                266,794

                                                                                      ------------
                                                                                           303,369
                                                                                      ------------

                           Racetracks (0.4%)
                           ----------------------------------------------------------
                           Penn National Gaming, Inc.
           55,000          6.750%, 03/01/15                                                 53,350
                                                                                      ------------

                           Real Estate Investment Trust - Hotels (2.0%)
                           ----------------------------------------------------------
                           FelCor Lodging Limited Partnership
          280,000          7.275%, 12/01/11, (144A) (Floating Rate Note)                   282,800
                                                                                      ------------

                           Real Estate Management/Services (0.8%)
                           ----------------------------------------------------------
                           American Real Estate Partners, L.P.
           90,000          7.125%, 02/15/13, (144A)                                         88,875
           30,000          7.125%, 02/15/13                                                 29,625

                                                                                      ------------
                                                                                           118,500
                                                                                      ------------

                           Recreational Centers (0.3%)
                           ----------------------------------------------------------
                           AMF Bowling Worldwide
           45,000          10.000%, 03/01/10                                                47,025
                                                                                     -------------

                           Rental Auto/Equipment (2.2%)
                           ----------------------------------------------------------
                           United Rentals, Inc.
          275,000          7.750%, 11/15/13                                               282,563


                           Williams Scotsman, Inc.
           25,000          8.500%, 10/01/15                                                26,188

                                                                                      ------------
                                                                                          308,751
                                                                                      ------------

                            Retail-Computer Equipment (2.1%)
                            ---------------------------------------------------------
                            GSC Holdings Corp.
          275,000           8.000%, 10/01/12                                               291,500
                                                                                      ------------

                            Retail-Regional Department Store (0.4%)
                            ---------------------------------------------------------
                            Dillards, Inc.
           60,000           6.690%, 08/01/07                                                60,150
                                                                                      ------------

                            Retail-Restaurants (4.4%)
                            ---------------------------------------------------------
                            Buffets, Inc.
          210,000           12.500%, 11/01/14                                              218,400

                            National Pizza Corp.
          130,000           9.500%, 05/01/14, (144A)                                       134,550

                            Sbarro, Inc.
          115,000           10.375%, 02/01/15, (144A)                                      119,600

                            VICORP Restaurants, Inc.
          160,000           10.500%, 04/15/11                                              145,200

                                                                                      ------------
                                                                                          617,750
                                                                                      ------------

                            Retail-Video Rental (0.5%)
                            ---------------------------------------------------------
                            Blockbuster, Inc.
           75,000           9.000%, 09/01/12                                                75,750
                                                                                      ------------

                            Special Purpose Entity (3.2%)
                            ---------------------------------------------------------
                            Bluewater Finance Ltd.
          125,000           10.250%, 02/15/12                                              130,313

                            Consolidated Communication Illinois Holdings, Inc.
           35,000           9.750%, 04/01/12                                                37,056

                            Global Cash Access, Inc.
          150,000           8.750%, 03/15/12                                               157,125

                            Regency Energy Partners LP
           40,000           8.375%, 12/15/13, (144A)                                        40,800


                            Universal City Development Partners, LTD and UCPP
                            Finance, Inc.
           85,000           11.750%, 04/01/10                                               89,994

                                                                                      ------------
                                                                                          455,288
                                                                                      ------------

                            Steel-Producers (0.4%)
                            ---------------------------------------------------------
                            Ryerson Tull, Inc.
            50,000          8.250%, 12/15/11                                               50,500
                                                                                       -------------

                            Storage/Warehousing (0.2%)
                            ---------------------------------------------------------
                            Mobile Services Group, Inc.
            25,000          9.750%, 08/01/14, (144A)                                        26,438
                                                                                       ------------

                            Telephone - Integrated (5.7%)
                            ---------------------------------------------------------
                            Cincinnati Bell, Inc.
           450,000          7.250%, 07/15/13                                               466,875
           100,000          8.375%, 01/15/14                                               102,250

                            LCI International, Inc.
           115,000          7.250%, 06/15/07                                               115,288

                            Qwest Communications International, Inc.
            60,000          7.250%, 02/15/11                                                61,425
            50,000          7.500%, 02/15/14                                                51,500

                            US LEC (Local Exchange Carrier) Corp.
             5,000          13.870%, 10/01/09, (Floating Rate Note)                          5,275

                                                                                       -----------
                                                                                          802,613
                                                                                       -----------

                             Theaters (0.9%)
                             --------------------------------------------------------
                             AMC Entertainment, Inc.
            120,000          8.000%, 03/01/14                                             122,100
                                                                                       -----------

                             Transportation-Rail  (1.9%)
                            ---------------------------------------------------------
                             Kansas City Southern de Mexico, S. de R.L. de C.V.
            215,000          7.625%, 12/01/13, (144A)                                     217,419

                             The Kansas City Southern Railway Co.
             50,000          7.500%, 06/15/09                                              51,125

                                                                                       -----------
                                                                                          268,544
                                                                                       -----------


                           Total Investments (cost $13,548,003-note b)    95.9%        13,600,115
                           Other assets less liabilities
                                                                           4.1            588,694
                                                                       ---------------------------
                           Net Assets                                    100.0%    $   14,188,809
                                                                       ===========================


                       See accompanying notes to financial
                                  statements.
                                                                   Percent of
              Portfolio Distribution (unaudited)                   Portfolio
              ----------------------------------                   ---------
              Advertising Services                                     0.9 %
              Aerospace/Defense                                        0.4
              Agricultural Chemicals                                   1.1
              Apparel Manufacturers                                    2.0
              Building-Heavy Construction                              1.0
              Cable Television                                         3.1
              Casino Hotels                                            4.5
              Casino Services                                          2.1
              Cellular Telecommunications                              1.3
              Chemicals - Diversified                                  0.8
              Chemicals - Specialty                                    1.6
              Coal                                                     0.2
              Commercial Services                                      0.2
              Computer Services                                        1.7
              Containers-Metal/Glass                                   4.8
              Containers-Paper/Plastic                                 0.7
              Diverse Operations/Commercial Services                   1.9
              Electric-Integrated                                      2.4
              Electronic- Generation                                   1.3
              Energy-Alternative Sources                               1.0
              Finance - Auto Loans                                     2.0
              Finance- Other Services                                  0.3
              Food-Miscellaneous/Diversified                           0.2
              Food-Retail                                              2.7
              Funeral Service & Related Items                          1.7
              Gambling- Non-Hotel                                      5.9
              Health Care Cost Containment                             0.4
              Independent Power Producer                               1.6
              Machinery-Electrical                                     1.9
              Machinery-Farm                                           1.3
              Machinery-Material Handling                              1.0
              Medical - Hospitals                                      2.2
               Metal-Diversified                                       0.2
              Non-Hazardous Waste Disposal                             0.6
              Office Automation & Equipment                            1.5
              Oil & Gas Drilling                                       0.9
              Oil Company - Exploration & Production                   5.9
              Oil-Field Services                                       0.6
              Optical Supplies                                         0.2
              Paper & Related Products                                 0.4
              Physician Practice Management                            0.3
              Pipelines                                                1.4
              Printing-Commercial                                      0.5
              Private Corrections                                      3.9
              Publishing-Books                                         0.9
              Publishing-Periodicals                                   2.2
              Racetracks                                               0.4
              Real Estate Investment Trust - Hotels                    2.1
              Real Estate Management/Services                          0.9
              Recreational Centers                                     0.3
              Rental Auto/Equipment                                    2.3
              Retail-Computer Equipment                                2.1
              Retail-Regional Department Store                         0.4
              Retail-Restaurants                                       4.5
              Retail-Video Rental                                      0.6
              Special Purpose Entity                                   3.3
              Steel-Producers                                          0.4
              Storage/Warehousing                                      0.2
              Telephone - Integrated                                   5.9
              Theaters                                                 0.9
              Transportation-Rail                                      2.0
                                                                --------------
                                                                       100.0 %
                                                                ==============

                       See accompanying notes to financial
                                   statements.

                          NOTES TO FINANCIAL STATEMENTS
                       AQUILA THREE PEAKS HIGH INCOME FUND



(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,548,003 amounted to $52,112, which consisted of aggregate gross unrealized appreciation of $98,281 and aggregate gross unrealized depreciation of $46,169.



Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).


                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA THREE PEAKS HIGH INCOME FUND

By:	/s/ /Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President, Trustee and Chair
      May 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Diana P. Herrmann
      --------------------------------
	Diana P. Herrmann
 	President, Trustee and Chair
      May 29, 2007




By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 29, 2007